SCHEDULE OF SHORT-TERM LOANS (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Short-term Debt [Line Items]
Short-term Debt	$ 41,381	$ 1,289,081
Xian Guosen Micro Credit Co Ltd [Member]
Short-term Debt [Line Items]
Short-term Debt		279,276
Xian Xinchang Micro Lending Co Ltd [Member]
Short-term Debt [Line Items]
Short-term Debt	12,904	110,241
China Construction Bank [Member]
Short-term Debt [Line Items]
Short-term Debt	28,477	17,640
Bohai Bank [Member]
Short-term Debt [Line Items]
Short-term Debt		440,962
Huaxia Bank [Member]
Short-term Debt [Line Items]
Short-term Debt		$ 440,962